Acquisitions and Divestitures - Acquisition of Yahoo! Inc.'s Operating Business (Details) - USD ($) $ in Millions				1 Months Ended		12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017	Jun. 13, 2017	Feb. 28, 2017	Jul. 31, 2016	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Business Acquisition [Line Items]
Acquisition related integration costs						$ 553	$ 884	$ 0
Yahoo! Inc.
Business Acquisition [Line Items]
Business acquisition, purchase price in cash	$ 4,673	$ 4,673		$ 4,480	$ 4,830
Purchase price reduction due to Purchase Agreement Amendment				$ 350
Post-closing liabilities arising from data breach percent retained				50.00%
Post-closing liabilities arising from shareholders percent retained				100.00%
Business acquisition consideration	$ 4,711	$ 4,711	$ 4,700
Cash acquired			200
Acquisition and integration related charges						500	800
Acquisition related severance costs						300	500
Acquisition related integration costs						$ 200	200
Acquisition related transaction costs							$ 100
Equity Awards | Yahoo! Inc.
Business Acquisition [Line Items]
Outstanding restricted stock units to be awarded to employees who transferred from yahoo			$ 1,000